CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 34,025,535	$ 30,117,236	$ 28,401,283	$ 22,336,838
Colombia, Pesos
Disclosure of cash and cash equivalents [Line Items]
Cash	4,008,010	4,466,144
Deposits in the Colombian central bank	3,632,924	4,755,515
Demand deposits in banks and other financial entities	230,389	266,964
Clearing houses	537	1,248
Investments in debt securities maturing in under three months	1,559	31,353
Cash held for specific purposes	9,310	50,078
Total cash and cash equivalents	7,882,729	9,571,302
Foreign currency
Disclosure of cash and cash equivalents [Line Items]
Cash	2,329,999	2,186,402
Demand deposits in banks and other financial entities	22,354,601	18,359,532
Investments in debt securities maturing in under three months	1,387,800
Cash held for specific purposes	70,406
Total cash and cash equivalents	$ 26,142,806	$ 20,545,934